Impairment (Detail) € in Millions	Dec. 31, 2018 EUR (€)
IAS 39 Allowance for On-and Off- Balance Sheet positions
Financial assets at fair value through profit or loss [Abstract]
From Available for Sale (IAS 39)	€ 0
From Amortized Cost (IAS 39)	0
To amortised cost (IFRS 9)	0
To Fair Value through Other Comprehensive Income (IRFS 9)	0
Total financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income [Abstract]
From Available for Sale (IAS 39)	0
From amortised cost (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	0
To Amortised Cost (IFRS 9)	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total financial assets at fair value through other comprehensive income	0
Amortised Cost [Abstract]
From Amortized Cost (IAS 39)	3,856
From Available for Sale (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	0
To Fair Value through Other Comprehensive Income	10
To Fair Value through Profit or Loss (IFRS 9)	55
Total Amortised Cost	3,921
Total On Balance Sheet Positions affected by IFRS 9 ECL Model	3,921
Off Balance Sheet	285
Total On- and Off Balance Sheet Positions affected by IFRS 9 ECL Model	4,207
Changes due to reclassifications
Financial assets at fair value through profit or loss [Abstract]
From Available for Sale (IAS 39)	0
From Amortized Cost (IAS 39)	0
To amortised cost (IFRS 9)	0
To Fair Value through Other Comprehensive Income (IRFS 9)	0
Total financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income [Abstract]
From Available for Sale (IAS 39)	0
From amortised cost (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	0
To Amortised Cost (IFRS 9)	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total financial assets at fair value through other comprehensive income	0
Amortised Cost [Abstract]
From Amortized Cost (IAS 39)	0
From Available for Sale (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	0
To Fair Value through Other Comprehensive Income	(10)
To Fair Value through Profit or Loss (IFRS 9)	(55)
Total Amortised Cost	(65)
Total On Balance Sheet Positions affected by IFRS 9 ECL Model	(65)
Off Balance Sheet	0
Total On- and Off Balance Sheet Positions affected by IFRS 9 ECL Model	(65)
Changes due to the introduction of the IFRS 9 ECL model
Financial assets at fair value through profit or loss [Abstract]
From Available for Sale (IAS 39)	0
From Amortized Cost (IAS 39)	0
To amortised cost (IFRS 9)	0
To Fair Value through Other Comprehensive Income (IRFS 9)	0
Total financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income [Abstract]
From Available for Sale (IAS 39)	12
From amortised cost (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	0
To Amortised Cost (IFRS 9)	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total financial assets at fair value through other comprehensive income	12
Amortised Cost [Abstract]
From Amortized Cost (IAS 39)	737
From Available for Sale (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	9
To Fair Value through Other Comprehensive Income	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total Amortised Cost	746
Total On Balance Sheet Positions affected by IFRS 9 ECL Model	758
Off Balance Sheet	(6)
Total On- and Off Balance Sheet Positions affected by IFRS 9 ECL Model	753
IFRS 9 Allowance for On-and Off- Balance Sheet Positions
Financial assets at fair value through profit or loss [Abstract]
From Available for Sale (IAS 39)	0
From Amortized Cost (IAS 39)	0
To amortised cost (IFRS 9)	0
To Fair Value through Other Comprehensive Income (IRFS 9)	0
Total financial assets at fair value through profit or loss	0
Financial assets at fair value through other comprehensive income [Abstract]
From Available for Sale (IAS 39)	12
From amortised cost (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	0
To Amortised Cost (IFRS 9)	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total financial assets at fair value through other comprehensive income	12
Amortised Cost [Abstract]
From Amortized Cost (IAS 39)	4,594
From Available for Sale (IAS 39)	0
From Fair Value through Profit or Loss (IAS 39)	9
To Fair Value through Other Comprehensive Income	0
To Fair Value through Profit or Loss (IFRS 9)	0
Total Amortised Cost	4,603
Total On Balance Sheet Positions affected by IFRS 9 ECL Model	4,615
Off Balance Sheet	280
Total On- and Off Balance Sheet Positions affected by IFRS 9 ECL Model	€ 4,894